Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000008015 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000008015 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000008015 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008015 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000008015 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008016 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008016 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000008016 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008016 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000008016 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008017 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000008017 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008017 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000008017 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008017 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008018 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000008018 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000008018 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008018 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008018 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008019 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000008019 [Member] | Vanguard PRIMECAP Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008019 [Member] | Vanguard ExplorerTM Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008019 [Member] | Vanguard WindsorTM II Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000008019 [Member] | Vanguard Short Term Investment Grade Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000008019 [Member] | Vanguard GNMA Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008019 [Member] | Vanguard Long Term Investment Grade Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008019 [Member] | Vanguard U S Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008019 [Member] | Vanguard International Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008019 [Member] | Vanguard International Value Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008019 [Member] | Vanguard Windsor Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008020 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008020 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008020 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008020 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000008020 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000008020 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008020 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008020 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094038 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094038 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094038 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094038 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000094038 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000094038 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094038 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094038 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094037 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094037 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094037 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094037 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000094037 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000094037 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094037 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094037 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094036 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094036 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094036 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094036 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000094036 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000094036 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094036 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094036 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094039 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094039 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094039 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094039 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000094039 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000094039 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094039 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094039 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170278 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170278 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000170278 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170278 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000170278 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000170278 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000170278 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170278 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%